Business Developments (Tables)	6 Months Ended
Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities reclassified as held for sale
Assets and liabilities reclassified as held for sale at September 30, 2021 are shown below:

At September 30, 2021
(in millions)
Assets held for sale:
Interest-earning deposits in other banks	¥1,288,478
Investment securities	3,127,206
Loans, net of allowance for credit losses	6,359,733
Other	933,078
Total	¥11,708,495
Liabilities held for sale:
Deposits	¥9,933,030
Other	941,579
Total	¥10,874,609